Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 33,144	$ 58,715	$ 59,768
Accounts receivable, net	17,567	16,601	18,159
Inventory	7,926	6,553	5,782
Prepaid expenses	1,691	1,496	1,163
Other current assets	814	1,373	2,214
Total current assets	61,142	84,738	87,086
Property and equipment, net	4,480	4,281	5,553
Deferred transaction costs	4,884
Other assets	645	584	633
Total assets	71,151	89,603	93,272
Current liabilities
Accounts payable	6,340	3,369	5,023
Accrued expenses	8,432	8,168	5,760
Deferred revenue	5,192	6,196	2,446
Other current liabilities	331	300	666
Total current liabilities	20,295	18,033	13,895
Long-term debt		5,022	0
Long-term deferred revenue	2,820	2,905	1,597
Deferred rent	1,483	1,073	973
Other liabilities		545	371
Total liabilities	24,598	27,578	16,836
Commitments and contingencies (Note 12)
Convertible preferred stock (Note 8)	137,952	137,497	136,797
Stockholders' deficit
Common stock
Additional paid-in capital	10,724	5,542	2,012
Treasury stock	(1,450)	(1,450)	(624)
Note receivable		0	(170)
Accumulated deficit	(100,673)	(79,564)	(61,579)
Total stockholders' deficit	(91,399)	(75,472)	(60,361)
Total liabilities, convertible preferred stock, and stockholders' deficit	$ 71,151	$ 89,603	$ 93,272